Note 10 - Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2021
Notes Tables
Lessee, Operating Lease, Liability, Maturity [Table Text Block]
Year Ending December 31:
(in thousands)
2022	$5,680
2023	3,808
2024	2,428
2025	1,840
2026	1,438
Thereafter	2,960
$18,154

Unrecorded Unconditional Purchase Obligations Disclosure [Table Text Block]
Years ending December 31,
(in thousands)
2022	$6,813
2023	—
2024	—
2025	—
2026	—
Thereafter	—
$6,813